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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:


/s/ Harrison T. Grodnick   Minneapolis, Minnesota   January 12, 2012
------------------------   ----------------------   ----------------
[Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           29
Form 13F Information Table Value Total:      671,625
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                        2

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                                                       VOTING AUTHORITY
                                                        VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DISCRETION  MANAGER   SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
3M Co                        COM            88579Y101    37098   453908 SH          Sole      None    453908
Agrium Inc                   COM            008916108    28792   429032 SH          Sole      None    429032
Apple Inc                    COM            037833100      365      900 SH          Sole      None       900
Bank Of New York Mellon Corp COM            064058100    14041   705203 SH          Sole      None    705203
Briggs & Stratton Corp       COM            109043109    21131  1364182 SH          Sole      None   1364182
Cenovus Energy Inc           COM            15135U109    32138   967997 SH          Sole      None    967997
Cisco Sys Inc                COM            17275R102    41246  2281280 SH          Sole      None   2281280
Du Pont E I De Nemours & Co  COM            263534109    40309   880504 SH          Sole      None    880504
Dynegy Inc Del               COM            26817G300     2378   858418 SH          Sole      None    858418
Ingersoll-Rand PLC           SHS            G47791101    24148   792523 SH          Sole      None    792523
ITT Corp New                 COM            450911102     6765   349977 SH          Sole      None    349977
Johnson & Johnson            COM            478160104    42606   649674 SH          Sole      None    649674
Kraft Foods Inc              CL A           50075N104    43263  1157994 SH          Sole      None   1157994
Materion Corp                COM            576690101    23594   971743 SH          Sole      None    971743
NCR Corp New                 COM            62886E108    35242  2141085 SH          Sole      None   2141085
Northstar Rlty Fin Corp      COM            66704R100       95    20000 SH          Sole      None     20000
Nucor Corp                   COM            670346105    32017   809115 SH          Sole      None    809115
Pall Corp                    COM            696429307    31717   554972 SH          Sole      None    554972
Penney J C Inc               COM            708160106    13570   386049 SH          Sole      None    386049
Potash Corp Sask Inc         COM            73755L107     5406   130970 SH          Sole      None    130970
Siemens A G                  SPONSORED ADR  826197501    35923   375726 SH          Sole      None    375726
Sony Corp                    ADR NEW        835699307    20622  1143134 SH          Sole      None   1143134
Suncor Energy Inc New        COM            867224107    20407   707849 SH          Sole      None    707849
Terex Corp New               COM            880779103    20587  1523821 SH          Sole      None   1523821
Texas Instrs Inc             COM            882508104    32313  1110025 SH          Sole      None   1110025
Valmont Inds Inc             COM            920253101    16832   185394 SH          Sole      None    185394
Wabtec Corp                  COM            929740108    22044   315139 SH          Sole      None    315139
Wireless Ronin Technologies  COM            97652A203       30    24800 SH          Sole      None     24800
Xylem Inc                    COM            98419M100    26946  1048875 SH          Sole      None   1048875